Stock Option Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Options granted expiry date	ten-year	ten-year
Subordinate voting shares available to be granted	10,814,828
Stock option pre-IPO plan, exercisable term	ten years	ten years
Description of option pricing model, share options granted	Black-Scholes option-pricing model	Black-Scholes option-pricing model
Share based compensation expense	$ 17.7	$ 14.2
Unrecognized compensation cost related to unvested share-based payments	18.6	15.2
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ 17.7	$ 14.2